Accounts and notes payable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts and notes payable
Accounts payable	¥ 303,551		¥ 295,490
Notes payable	100,157		163,048
Total accounts and notes payable	403,708	$ 57,729	458,538
Restricted cash
Accounts and notes payable
Notes payable secured by short-term investments	¥ 17,337		¥ 24,052
Minimum
Accounts and notes payable
Terms of short-term notes payable (in days)	91 days
Maximum
Accounts and notes payable
Terms of short-term notes payable (in days)	93 days